Harbor Long-Short Equity ETF Fees and Expenses - Harbor Long-Short Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	"Dividends and Interest on Short Sales” reflect interest expense and dividends paid on borrowed securities for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 308%. Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
Portfolio Turnover, Rate	308.00%